Debt (Write-off of Senior Note Issuance Costs Discount and Premium) (Detail) - USD ($) $ in Thousands		3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Debt Disclosure [Abstract]
Write-off of Senior Note issuance costs, discount and premium	$ 0	$ 16,970